Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.4%
		Communication Services: 1.5%
5,700	(1)	AMC Networks, Inc.	$ 176,700	0.2
43		Cable One, Inc.	67,640	0.1
28,200		CenturyLink, Inc.	340,374	0.3
1,368	(1)	Dish Network Corp. - Class A	45,855	0.0
2,883		Fox Corp. - Class A	88,624	0.1
1,696		Fox Corp. - Class B	51,643	0.1
200	(1)	IAC/InterActiveCorp	40,788	0.0
1,901		Interpublic Group of Cos., Inc.	40,605	0.0
837	(1)	Liberty Media Corp. - SiriusXM C	37,347	0.0
1,327		New York Times Co.	49,709	0.0
4,874		News Corp - Class A	58,854	0.1
361		Nexstar Media Group, Inc.	41,508	0.0
1,207		Omnicom Group	83,621	0.1
327	(1)	Take-Two Interactive Software, Inc.	35,146	0.0
7,393		ViacomCBS, Inc.	181,942	0.2
35,300	(1)	WideOpenWest, Inc.	222,037	0.2
1,877	(1)	Zayo Group Holdings, Inc.	65,676	0.1
		1,628,069		1.5

		Consumer Discretionary: 12.8%
265		Advance Auto Parts, Inc.	35,240	0.0
24,100	(1)	American Axle & Manufacturing Holdings, Inc.	152,553	0.1
1,212	(1)	Aptiv PLC	94,669	0.1
3,470		Aramark	120,548	0.1
760	(1)	Autonation, Inc.	32,475	0.0
138	(1)	Autozone, Inc.	142,486	0.1
12,600	(2)	Bed Bath & Beyond, Inc.	136,206	0.1
8,160		Best Buy Co., Inc.	617,304	0.6
7,100		Big Lots, Inc.	112,251	0.1
13,800	(1)	Bloomin Brands, Inc.	248,331	0.2
2,564		BorgWarner, Inc.	81,022	0.1
336	(1)	Bright Horizons Family Solutions, Inc.	52,802	0.1
6,000		Brinker International, Inc.	206,100	0.2
5,700		Brunswick Corp.	303,240	0.3
255	(1)	Burlington Stores, Inc.	55,146	0.1
737	(1)	Carmax, Inc.	64,347	0.1
11,173		Carter's, Inc.	1,021,994	0.9
65	(1)	Chipotle Mexican Grill, Inc.	50,283	0.0
7,600		Cooper Tire & Rubber Co.	193,724	0.2
1,022		Darden Restaurants, Inc.	99,645	0.1
8,228		Dick's Sporting Goods, Inc.	299,581	0.3
4,200	(2)	Dillards, Inc.	236,418	0.2
1,069		Dollar General Corp.	160,671	0.1
476	(1)	Dollar Tree, Inc.	39,522	0.0
184		Domino's Pizza, Inc.	62,461	0.1
2,635		D.R. Horton, Inc.	140,366	0.1
7,200	(1)	eBay, Inc.	249,444	0.2
8,300		Foot Locker, Inc.	300,875	0.3
8,757	(2)	GameStop Corp.	31,525	0.0
12,200		Gap, Inc.	174,826	0.2
1,291		Garmin Ltd.	114,112	0.1
6,071		Gentex Corp.	162,096	0.1
1,248		Genuine Parts Co.	108,876	0.1
16,700		Goodyear Tire & Rubber Co.	161,740	0.1
3,176		Hanesbrands, Inc.	42,050	0.0
1,703		Harley-Davidson, Inc.	51,890	0.0
553		Hilton Worldwide Holdings, Inc.	53,752	0.1
7,600		Kohl's Corp.	297,540	0.3
3,450		Lear Corp.	383,640	0.3
2,967		Leggett & Platt, Inc.	117,671	0.1
1,136		Lennar Corp. - Class A	68,546	0.1
2,669	(1)	LKQ Corp.	78,949	0.1
208	(1)	Lululemon Athletica, Inc.	45,221	0.0
18,000		Macy's, Inc.	238,140	0.2
7,100	(1)	Meritage Homes Corp.	450,566	0.4
1,124		MGM Resorts International	27,605	0.0
5,170	(1)	Mohawk Industries, Inc.	626,346	0.6
1,718	(1)	Norwegian Cruise Line Holdings Ltd.	64,013	0.1
63	(1)	NVR, Inc.	231,032	0.2
98,000		Office Depot, Inc.	230,300	0.2
209	(1)	O'Reilly Automotive, Inc.	77,062	0.1
335		Pool Corp.	70,672	0.1
19,598		Pulte Group, Inc.	787,840	0.7
13,685		PVH Corp.	1,014,195	0.9
374		Ralph Lauren Corp.	39,461	0.0
14,833		Ross Stores, Inc.	1,613,534	1.5
474		Royal Caribbean Cruises Ltd.	38,114	0.0
3,200		Thor Industries, Inc.	241,312	0.2
614		Tiffany & Co.	82,024	0.1
2,529		Toll Brothers, Inc.	93,649	0.1
1,274		Tractor Supply Co.	112,762	0.1
163	(1)	Ulta Beauty, Inc.	41,906	0.0
185		Vail Resorts, Inc.	39,333	0.0
2,326		Wendy's Company	43,915	0.0
4,975		Whirlpool Corp.	636,104	0.6
2,428		Williams-Sonoma, Inc.	151,483	0.1
1,512		Wyndham Destinations, Inc.	60,329	0.1
1,973		Yum China Holdings, Inc.	86,398	0.1
		14,300,233		12.8

		Consumer Staples: 2.8%
927		Campbell Soup Co.	41,826	0.0
776		Casey's General Stores, Inc.	126,504	0.1
8,050	(1)	Central Garden & Pet Co. - Class A	203,563	0.2
245		Clorox Co.	39,058	0.0
408		Hershey Co.	58,748	0.1
469		Ingredion, Inc.	39,068	0.0
5,052		JM Smucker Co.	520,305	0.5
622		Kellogg Co.	37,612	0.0
23,900		Kroger Co.	672,307	0.6
573		Lamb Weston Holdings, Inc.	49,788	0.1
217		McCormick & Co., Inc.	31,723	0.0
10,400		Molson Coors Beverage Co.	515,944	0.5
11,200		SpartanNash Co.	139,216	0.1
922		Spectrum Brands Holdings, Inc.	49,687	0.0
8,021		Tyson Foods, Inc.	544,064	0.5
2,351	(1)	US Foods Holding Corp.	79,088	0.1
		3,148,501		2.8

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

		Energy: 1.9%
2,200		Arch Coal, Inc.	110,770	0.1
37,400	(1)	CNX Resources Corp.	198,594	0.2
10,813		HollyFrontier Corp.	364,182	0.3
41,800	(1)	Laredo Petroleum, Inc.	45,144	0.0
3,100		Marathon Petroleum Corp.	147,002	0.1
7,200		PBF Energy, Inc.	161,208	0.2
5,369		Pioneer Natural Resources Co.	659,206	0.6
5,900		Valero Energy Corp.	390,875	0.4
			2,076,981	1.9

		Financials: 17.3%
6,200		Allstate Corp.	652,550	0.6
8,682		Ally Financial, Inc.	217,658	0.2
438		American Financial Group, Inc.	40,480	0.0
5,443		Ameriprise Financial, Inc.	769,096	0.7
48,100		Annaly Capital Management, Inc.	426,166	0.4
2,181	(1)	Arch Capital Group Ltd.	88,178	0.1
918		Arthur J. Gallagher & Co.	89,496	0.1
83	(1)	Ashford, Inc.	1,731	0.0
23,200	(1)	Associated Banc-Corp.	392,892	0.4
378		Assurant, Inc.	45,583	0.0
10,105		Assured Guaranty Ltd.	412,385	0.4
22,417		Bank of NT Butterfield & Son Ltd.	620,503	0.6
2,274		Brown & Brown, Inc.	97,805	0.1
650		Cboe Global Markets, Inc.	74,100	0.1
20,989		CIT Group, Inc.	833,473	0.7
21,349		Citizens Financial Group, Inc.	676,550	0.6
14,500		CNO Financial Group, Inc.	232,290	0.2
9,512		Discover Financial Services	623,797	0.6
27,613		East West Bancorp, Inc.	1,069,728	1.0
3,811		Eaton Vance Corp.	157,242	0.1
2,233		Equitable Holdings, Inc.	47,786	0.0
342		Erie Indemnity Co.	48,879	0.0
963		Evercore, Inc.	64,155	0.1
1,700		Everest Re Group Ltd.	421,396	0.4
367		Factset Research Systems, Inc.	97,618	0.1
21,432		Fidelity National Financial, Inc.	830,704	0.7
25,222		Fifth Third Bancorp	615,417	0.6
2,683		First American Financial Corp.	153,199	0.1
9,711		First Republic Bank	976,635	0.9
31,300	(1)	Genworth Financial, Inc.	122,070	0.1
1,008		Globe Life, Inc.	93,401	0.1
554		Hanover Insurance Group, Inc.	65,671	0.1
9,064		Hartford Financial Services Group, Inc.	452,747	0.4
3,084		Huntington Bancshares, Inc.	37,841	0.0
2,945		Janus Henderson Group PLC	62,434	0.1
26,690		Keycorp	436,381	0.4
1,868		Lazard Ltd.	66,912	0.1
9,700		Lincoln National Corp.	440,283	0.4
742		Loews Corp.	33,857	0.0
1,026		LPL Financial Holdings, Inc.	81,546	0.1
239		M&T Bank Corp.	33,551	0.0
190		MarketAxess Holdings, Inc.	61,623	0.1
32,834		MGIC Investment Corp.	394,993	0.4
309		Morningstar, Inc.	45,392	0.0
553		MSCI, Inc. - Class A	163,378	0.1
589		Nasdaq, Inc.	60,402	0.1
27,100		Navient Corp.	304,333	0.3
14,455		Old Republic International Corp.	285,053	0.3
285		Primerica, Inc.	31,732	0.0
1,183		Principal Financial Group, Inc.	52,513	0.0
45,200		Prospect Capital Corp.	249,052	0.2
597		Raymond James Financial, Inc.	49,927	0.0
43,207		Regions Financial Corp.	584,159	0.5
4,027		Reinsurance Group of America, Inc.	491,415	0.4
257		RenaissanceRe Holdings Ltd.	43,793	0.0
18,744		SEI Investments Co.	1,025,484	0.9
54,646		SLM Corp.	566,679	0.5
9,149		State Street Corp.	623,138	0.6
4,882		Synchrony Financial	142,066	0.1
1,438		T. Rowe Price Group, Inc.	169,698	0.2
16,900		Unum Group	393,939	0.4
964	(3)	Voya Financial, Inc.	50,745	0.0
279		Willis Towers Watson PLC	52,801	0.0
1,007		WR Berkley Corp.	67,610	0.1
15,012		Zions Bancorp NA	599,729	0.5
			19,213,840	17.3

		Health Care: 8.9%
16,676		Agilent Technologies, Inc.	1,285,219	1.2
5,500	(1)	Alexion Pharmaceuticals, Inc.	517,165	0.5
1,525		AmerisourceBergen Corp.	128,588	0.1
5,839		Becton Dickinson & Co.	1,388,631	1.3
121	(1)	Bio-Rad Laboratories, Inc.	42,594	0.0
168		Bio-Techne Corp.	31,734	0.0
944		Bruker Corp.	41,121	0.0
10,883		Cardinal Health, Inc.	567,222	0.5
1,822		Cerner Corp.	126,210	0.1
286		Chemed Corp.	119,439	0.1
136		Cooper Cos., Inc.	44,142	0.0
3,095	(1)	Covetrus, Inc.	34,385	0.0
7,339	(1)	DaVita, Inc.	569,653	0.5
607		Encompass Health Corp.	45,428	0.0
1,267	(1)	Five Star Senior Living, Inc.	6,006	0.0
2,700		HCA Healthcare, Inc.	342,927	0.3
1,115	(1)	Henry Schein, Inc.	67,948	0.1
250	(1)	Idexx Laboratories, Inc.	63,628	0.1
4,790	(1)	Jazz Pharmaceuticals PLC	548,838	0.5
10,344	(1)	Laboratory Corp. of America Holdings	1,817,337	1.6
6,500	(1)	Lannett Co., Inc.	56,550	0.1
414	(1)	Masimo Corp.	67,619	0.1
3,966		McKesson Corp.	554,685	0.5

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

123	(1)	Mettler Toledo International, Inc.	86,309	0.1
8,400	(1)	Mylan NV	144,396	0.1
9,600		Owens & Minor, Inc.	65,568	0.1
873		Quest Diagnostics, Inc.	92,590	0.1
640		STERIS Public Ltd. Co.	101,517	0.1
119		Teleflex, Inc.	39,867	0.0
4,753		Universal Health Services, Inc.	588,136	0.5
395	(1)	Varian Medical Systems, Inc.	48,573	0.1
386	(1)	Waters Corp.	75,228	0.1
772		West Pharmaceutical Services, Inc.	116,232	0.1
247		Zimmer Biomet Holdings, Inc.	33,629	0.0
			9,859,114	8.9

		Industrials: 18.1%
31,500		ACCO Brands Corp.	252,315	0.2
369		Acuity Brands, Inc.	37,955	0.0
2,355	(1)	AECOM	105,834	0.1
1,913		AGCO Corp.	115,603	0.1
34,083		Air Lease Corp.	1,307,424	1.2
1,116		Alaska Air Group, Inc.	56,313	0.0
784		Allegion Public Ltd.	90,152	0.1
11,126		Allison Transmission Holdings, Inc.	451,716	0.4
9,000	(2)	American Airlines Group, Inc.	171,450	0.2
909		Ametek, Inc.	78,174	0.1
2,037		AO Smith Corp.	80,563	0.1
853		Armstrong World Industries, Inc.	85,428	0.1
7,900	(1)	Avis Budget Group, Inc.	255,802	0.2
1,288		BWX Technologies, Inc.	70,634	0.1
1,250		Carlisle Cos., Inc.	181,612	0.2
858		CH Robinson Worldwide, Inc.	59,116	0.0
386		Cintas Corp.	102,962	0.1
775	(1)	Clean Harbors, Inc.	53,878	0.0
1,494	(1)	Copart, Inc.	126,213	0.1
128	(1)	CoStar Group, Inc.	85,452	0.1
498		Crane Co.	33,839	0.0
6,210		Cummins, Inc.	939,511	0.8
638		Curtiss-Wright Corp.	76,522	0.1
1,317		Donaldson Co., Inc.	59,370	0.1
1,321		Dover Corp.	135,720	0.1
11,297		EMCOR Group, Inc.	868,965	0.8
415		Equifax, Inc.	58,947	0.0
1,712		Expeditors International Washington, Inc.	120,559	0.1
3,305		Fastenal Co.	113,097	0.1
709		Fortive Corp.	49,034	0.0
2,369		Fortune Brands Home & Security, Inc.	146,286	0.1
1,594		Graco, Inc.	78,616	0.1
10,300		Hawaiian Holdings, Inc.	215,064	0.2
1,588	(1)	HD Supply Holdings, Inc.	60,376	0.1
418		Heico Corp. - Class A	36,922	0.0
20,448		Hexcel Corp.	1,321,554	1.2
562		Hubbell, Inc.	74,881	0.1
2,571		Huntington Ingalls Industries, Inc.	528,418	0.5
936	(1)	IAA, Inc.	39,986	0.0
1,633		IDEX Corp.	241,684	0.2
506		IHS Markit Ltd.	36,047	0.0
699		Ingersoll-Rand PLC - Class A	90,199	0.1
16,500	(1)	Interface, Inc.	240,818	0.2
1,471		ITT, Inc.	88,481	0.1
14,856		Jacobs Engineering Group, Inc.	1,371,803	1.2
1,124		JB Hunt Transport Services, Inc.	108,399	0.1
34,469	(1)	JetBlue Airways Corp.	543,921	0.5
697		Kansas City Southern	105,024	0.1
3,223		KAR Auction Services, Inc.	62,043	0.1
3,251		Knight-Swift Transportation Holdings, Inc.	103,837	0.1
282		L3Harris Technologies, Inc.	55,760	0.0
935		Landstar System, Inc.	94,407	0.1
360		Lennox International, Inc.	82,127	0.1
805		Lincoln Electric Holdings, Inc.	65,921	0.1
7,804		Manpowergroup, Inc.	592,636	0.5
4,789		Masco Corp.	197,881	0.2
428		Nordson Corp.	62,188	0.1
703		Old Dominion Freight Line	136,241	0.1
5,642		Oshkosh Corp.	407,070	0.4
7,240		Owens Corning, Inc.	408,988	0.4
2,787		Paccar, Inc.	186,450	0.2
515		Parker Hannifin Corp.	95,157	0.1
1,815		Pentair PLC	71,493	0.1
2,750		Quanta Services, Inc.	104,857	0.1
5,327		Regal Beloit Corp.	413,588	0.4
467		Republic Services, Inc.	42,151	0.0
1,337		Robert Half International, Inc.	67,398	0.1
659		Rockwell Automation, Inc.	120,926	0.1
2,206		Roper Technologies, Inc.	775,850	0.7
812	(1)	Sensata Technologies Holding PLC	33,130	0.0
4,900		Skywest, Inc.	222,460	0.2
3,265		Snap-On, Inc.	472,609	0.4
7,179		Spirit Aerosystems Holdings, Inc.	379,338	0.3
595		Stanley Black & Decker, Inc.	85,502	0.1
396	(1)	Teledyne Technologies, Inc.	133,579	0.1
8,200		Terex Corp.	180,482	0.2
9,824		Textron, Inc.	398,854	0.4
797		Timken Co.	35,737	0.0
1,808		Toro Co.	129,145	0.1
84		TransDigm Group, Inc.	46,856	0.0
12,400	(2)	Trinity Industries, Inc.	252,340	0.2
8,368	(1)	United Airlines Holdings, Inc.	515,385	0.5
2,800	(1)	United Rentals, Inc.	370,944	0.3
1,711	(1)	Univar Solutions, Inc.	29,070	0.0
418		Verisk Analytics, Inc.	64,836	0.1
18,000		Wabash National Corp.	197,640	0.2
819	(1)	WABCO Holdings, Inc.	110,647	0.1
7,328		Westinghouse Air Brake Technologies Corp.	503,434	0.4
647		Watsco, Inc.	101,566	0.1
839		Woodward, Inc.	86,585	0.1
206		WW Grainger, Inc.	57,173	0.0
674		Xylem, Inc.	52,127	0.0
			20,159,047	18.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

		Information Technology: 12.3%
839	(1)	Akamai Technologies, Inc.	72,582	0.1
1,520		Amdocs Ltd.	96,900	0.1
808		Amphenol Corp.	74,078	0.1
411	(1)	ANSYS, Inc.	99,540	0.1
4,172	(1)	Arrow Electronics, Inc.	279,774	0.3
380	(1)	Aspen Technology, Inc.	40,474	0.0
2,481		Avnet, Inc.	76,117	0.1
5,632	(1)	Black Knight, Inc.	375,711	0.3
1,871		Booz Allen Hamilton Holding Corp.	133,402	0.1
478		Broadridge Financial Solutions, Inc. ADR	49,884	0.0
260	(1)	CACI International, Inc.	63,705	0.1
1,540	(1)	Cadence Design Systems, Inc.	101,856	0.1
1,383		CDW Corp.	157,966	0.1
464		Citrix Systems, Inc.	47,973	0.0
761		Cognex Corp.	33,895	0.0
1,533		Corning, Inc.	36,577	0.0
2,826		Cypress Semiconductor Corp.	65,252	0.1
10,900	(1)	Diodes, Inc.	479,709	0.4
586		Dolby Laboratories, Inc.	38,500	0.0
7,900		DXC Technology Co.	190,469	0.2
1,016		Entegris, Inc.	54,173	0.1
451	(1)	EPAM Systems, Inc.	100,663	0.1
11,023	(1)	Euronet Worldwide, Inc.	1,367,293	1.2
188	(1)	Fair Isaac Corp.	70,694	0.1
208	(1)	FleetCor Technologies, Inc.	55,284	0.1
1,511		Flir Systems, Inc.	64,172	0.1
498	(1)	Fortinet, Inc.	50,826	0.1
38,110		Genpact Ltd.	1,465,711	1.3
27,189		Hewlett Packard Enterprise Co.	347,747	0.3
16,200		HP, Inc.	336,798	0.3
15,414		Jabil, Inc.	494,019	0.4
458		Jack Henry & Associates, Inc.	69,497	0.1
9,300		Juniper Networks, Inc.	197,346	0.2
16,246	(1)	Keysight Technologies, Inc.	1,539,471	1.4
9,200		Kulicke & Soffa Industries, Inc.	210,036	0.2
2,027		Lam Research Corp.	594,783	0.5
1,557		Leidos Holdings, Inc.	159,826	0.1
480	(1)	Manhattan Associates, Inc.	32,333	0.0
1,605		Maxim Integrated Products	89,270	0.1
8,600		Methode Electronics, Inc.	263,676	0.2
912		MKS Instruments, Inc.	91,373	0.1
305		Monolithic Power Systems, Inc.	48,385	0.0
321		Motorola Solutions, Inc.	53,183	0.1
1,043		NetApp, Inc.	48,729	0.0
12,465	(1)	ON Semiconductor Corp.	232,597	0.2
1,111		Paychex, Inc.	86,080	0.1
378	(1)	Qorvo, Inc.	38,019	0.0
8,400	(1)	Sanmina Corp.	220,836	0.2
8,800		Seagate Technology	421,960	0.4
4,651		Skyworks Solutions, Inc.	465,937	0.4
2,900		SYNNEX Corp.	362,587	0.3
1,073	(1)	Synopsys, Inc.	147,999	0.1
1,654		Teradyne, Inc.	97,189	0.1
270	(1)	Tyler Technologies, Inc.	84,605	0.1
357	(1)	VeriSign, Inc.	67,741	0.1
28,467		Western Union Co.	637,376	0.6
13,776		Xerox Holdings Corp.	443,587	0.4
182	(1)	Zebra Technologies Corp.	38,397	0.0
			13,664,562	12.3

		Materials: 5.2%
8,566	(2)	Albemarle Corp.	701,127	0.6
1,319		Avery Dennison Corp.	151,012	0.1
1,484	(1)	Axalta Coating Systems Ltd.	36,981	0.0
1,684		Ball Corp.	118,655	0.1
7,976		Cabot Corp.	298,143	0.3
6,138		Celanese Corp. - Series A	575,376	0.5
33,300	(2)	Cleveland-Cliffs, Inc.	193,473	0.2
888	(1)	Crown Holdings, Inc.	62,604	0.1
8,375		Domtar Corp.	240,949	0.2
580		Eagle Materials, Inc.	45,779	0.0
6,593		Eastman Chemical Co.	405,535	0.4
649		FMC Corp.	60,422	0.1
14,200		Huntsman Corp.	268,948	0.3
11,597		International Paper Co.	428,625	0.4
14,700		Kronos Worldwide, Inc.	146,853	0.1
94		NewMarket Corp.	36,528	0.0
1,886		Nucor Corp.	77,986	0.1
17,900		O-I Glass, Inc.	193,320	0.2
1,533		Packaging Corp. of America	138,920	0.1
5,251		Reliance Steel & Aluminum Co.	537,125	0.5
693		RPM International, Inc.	44,428	0.0
5,000		Schweitzer-Mauduit International, Inc.	168,600	0.2
1,115		Scotts Miracle-Gro Co.	118,179	0.1
1,319		Sealed Air Corp.	39,979	0.0
8,501		Silgan Holdings, Inc.	243,384	0.2
1,382		Sonoco Products Co.	66,626	0.1
8,420		Steel Dynamics, Inc.	224,225	0.2
1,711		Valvoline, Inc.	33,365	0.0
430		Vulcan Materials Co.	51,712	0.1
965		WestRock Co.	32,086	0.0
			5,740,945	5.2

		Real Estate: 11.6%
7,233		Alexandria Real Estate Equities, Inc.	1,098,548	1.0
2,560		Apartment Investment & Management Co.	122,470	0.1
2,605		Apple Hospitality REIT, Inc.	34,047	0.0
49,900		Ashford Hospitality Trust, Inc.	107,784	0.1
243		AvalonBay Communities, Inc.	48,743	0.0
24,200		Brandywine Realty Trust	328,636	0.3
20,300		Brixmor Property Group, Inc.	369,663	0.3
4,285		Brookfield Property REIT, Inc.	69,888	0.1
77,180	(2)	CBL & Associates Properties, Inc.	40,967	0.0
31,565	(1)	CBRE Group, Inc.	1,772,059	1.6
18,700		Diversified Healthcare Trust	117,623	0.1
1,815		Duke Realty Corp.	58,933	0.0
2,465		Equinix, Inc.	1,411,952	1.3
1,446		Equity Commonwealth	45,491	0.0

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

923	Equity Lifestyle Properties, Inc.	63,069	0.1
393	Extra Space Storage, Inc.	39,441	0.0
32,300	Franklin Street Properties Corp.	230,299	0.2
8,852	Gaming and Leisure Properties, Inc.	395,419	0.4
2,872	Healthpeak Properties, Inc.	90,870	0.1
19,924	Host Hotels & Resorts, Inc.	288,500	0.3
12,500	Industrial Logistics Properties Trust	258,250	0.2
5,700	(1) Iron Mountain, Inc.	173,366	0.2
634	Jones Lang LaSalle, Inc.	93,686	0.1
481	Kilroy Realty Corp.	34,964	0.0
4,087	Kimco Realty Corp.	70,909	0.1
938	Lamar Advertising Co.	78,548	0.1
20,500	Lexington Realty Trust	212,585	0.2
6,850	Medical Properties Trust, Inc.	144,741	0.1
11,572	Mid-America Apartment Communities, Inc.	1,495,797	1.3
6,900	Office Properties Income Trust	200,997	0.2
9,200	Omega Healthcare Investors, Inc.	364,320	0.3
16,200	Outfront Media, Inc.	426,708	0.4
10,600	Park Hotels & Resorts, Inc.	193,556	0.2
21,400	Piedmont Office Realty Trust, Inc.	462,026	0.4
16,600	Preferred Apartment Communities, Inc.	158,364	0.1
59	Retail Value, Inc.	1,640	0.0
17,700	RLJ Lodging Trust	233,817	0.2
14,200	Service Properties Trust	256,736	0.2
21,500	SITE Centers Corp.	247,465	0.2
19,000	Summit Hotel Properties, Inc.	176,130	0.2
14,300	Uniti Group, Inc.	139,568	0.1
38,600	VEREIT, Inc.	334,276	0.3
3,382	(2) VICI Properties, Inc.	84,753	0.1
2,736	Weingarten Realty Investors	73,680	0.1
2,525	Weyerhaeuser Co.	65,600	0.1
533	WP Carey, Inc.	41,260	0.0
13,700	Xenia Hotels & Resorts, Inc.	204,952	0.2
		12,963,096	11.6

	Utilities: 4.0%
6,949	AES Corp.	116,257	0.1
840	Alliant Energy Corp.	43,781	0.0
970	Ameren Corp.	76,630	0.1
456	American Water Works Co., Inc.	56,389	0.0
415	Atmos Energy Corp.	42,849	0.0
1,070	CMS Energy Corp.	64,649	0.1
518	Consolidated Edison, Inc.	40,829	0.0
492	DTE Energy Co.	54,942	0.0
4,284	Edison International	287,842	0.3
828	Entergy Corp.	96,801	0.1
825	Essential Utilities, Inc.	35,483	0.0
680	Eversource Energy	58,793	0.1
15,300	Exelon Corp.	659,583	0.6
9,400	FirstEnergy Corp.	418,582	0.4
1,215	Hawaiian Electric Industries	52,051	0.0
10,080	MDU Resources Group, Inc.	279,518	0.3
9,200	National Fuel Gas Co.	336,812	0.3
1,360	OGE Energy Corp.	51,816	0.0
454	Pinnacle West Capital Corp.	40,628	0.0
20,623	PPL Corp.	618,896	0.6
8,623	Public Service Enterprise Group, Inc.	442,446	0.4
288	Sempra Energy	40,257	0.0
21,600	Vistra Energy Corp.	415,368	0.4
774	WEC Energy Group, Inc.	71,463	0.1
981	Xcel Energy, Inc.	61,136	0.1
		4,463,801	4.0

	Total Common Stock
	(Cost $114,314,093)	107,218,189	96.4

EXCHANGE-TRADED FUNDS: 0.2%
3,929	iShares Russell Midcap Index Fund	212,480	0.2

	Total Exchange-Traded Funds
	(Cost $233,703)	212,480	0.2

	Total Long-Term Investments
	(Cost $114,547,796)	107,430,669	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 1.1%
196,149	(4) JPMorgan Securities LLC, Repurchase Agreement dated 02/28/20, 1.59%, due 03/02/20 (Repurchase Amount $196,175, collateralized by various U.S. Government Securities, 1.500%-2.875%, Market Value plus accrued interest $200,072, due 11/30/24-05/31/25)	196,149	0.2
1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 02/28/20, 1.61%, due 03/02/20 (Repurchase Amount $1,000,132, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,020,000, due 04/01/34-02/20/50)	1,000,000	0.9

	Total Repurchase Agreements
	(Cost $1,196,149)	1,196,149	1.1

Voya Multi-Manager Mid Cap Value Fund	PORTFOLIO OF INVESTMENTS
as of February 29, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
228,656	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%
	(Cost $228,656)	228,656	0.2

	Total Short-Term Investments
	(Cost $1,424,805)	1,424,805	1.3

	Total Investments in Securities (Cost $115,972,601)	$ 108,855,474	97.9
	Assets in Excess of Other Liabilities	2,382,134	2.1
	Net Assets	$ 111,237,608	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of February 29, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 29, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 29, 2020
Asset Table
Investments, at fair value
Common Stock*	$ 107,218,189	$ –	$ –	$ 107,218,189
Exchange-Traded Funds	212,480	–	–	212,480
Short-Term Investments	228,656	1,196,149	–	1,424,805
Total Investments, at fair value	$ 107,659,325	$ 1,196,149	$ –	$ 108,855,474

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 29, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $116,445,165.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 9,653,570
Gross Unrealized Depreciation	(17,243,261)
Net Unrealized Depreciation	$ (7,589,691)